Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

Institutional Shares – TICKER: SAIEX

A series of Spirit of America Investment Fund, Inc. (the “Company”)

Supplement dated December 4, 2023 (the “Supplement”)
to the Summary Prospectus and Prospectus (collectively, the “Prospectus”) and
Statement of Additional Information (“SAI”),
each dated March 30, 2023

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

At a meeting held on November 13, 2023, the Board of Directors of the Company considered and approved, among other related proposals, the change in the U.S. federal income tax treatment of the Spirit of America Energy Fund (the “Fund”) from a regular corporation, or “C” corporation (“C-Corp”), to that of a “regulated investment company” (“RIC”), beginning with the Fund’s current fiscal year ending November 30, 2024, and a change in the frequency of the Fund’s distributions from monthly to semi-annually.

The Fund was previously treated as a C-Corp rather than a RIC primarily due to the Fund’s investments in securities and other assets of energy and energy related companies, including master limited partnerships (“MLPs”), which, if the MLPs exceeded 25% of the Fund’s gross assets, could have caused the Fund to fail to qualify as a RIC, as further described below. However, Spirit of America Management Corp., the Fund’s investment adviser, has concluded that it can operate the Fund under its current investment strategy and qualify as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), which is the typical tax status of a mutual fund. The Fund’s investment strategy, including the Fund’s investments in MLPs, is not expected to materially change as a result of qualifying as a RIC for income tax purposes. The Fund’s portfolio is intended to meet RIC requirements, which are further described below, as of the end of the Fund’s first fiscal quarter of the 2024 fiscal year, which is February 29, 2024.

Investing a significant portion of the Fund’s portfolio in MLPs while also qualifying as a RIC carries additional risks that investors should be aware of. These risks, including the requirements to qualify as a RIC and consequences of failing to qualify as a RIC, are described below.

PROSPECTUS

The following revisions are applicable to the Fund’s Prospectus as a result of this change:

1) All references to the Fund being treated as a C-Corp for U.S. federal income tax purposes in the Fund’s Prospectus are deleted in their entirety, including in (i) footnote (2) to the table in the “SUMMARY SECTION - Fees and Expenses of the Energy Fund,” (ii) the “SUMMARY SECTION - Principal Risks of Investing in the Energy Fund - MLP Deferred Tax Risk” and (iii) the “SUMMARY SECTION – Taxes.” All references to particular risks and tax attributes of the Fund as a result of it being treated as a C-Corp, including in (i) the section “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS – Principal Risks of Investing in the Energy Fund - MLP Deferred Tax Risk,” (ii) the section “DIVIDENDS, DISTRIBUTIONS AND TAXES - Additional Information About Deferred Tax Asset and Liability” and (iii) the section “DIVIDENDS, DISTRIBUTIONS AND TAXES – U.S. Federal Income Taxes – Taxation of the Fund” are deleted in their entirety.

1

2) The following is added under Principal Risks of Investing in the Energy Fund in the Fund’s Prospectus:

RIC Qualification Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which means that the Fund must meet certain income source, asset diversification and annual distribution requirements.  The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements.  The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships.  The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which may include MLPs.  If the Fund’s MLP investments exceed this 25% limitation, which could occur, for example, if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.  Such a failure would have a material adverse effect on the Fund and its shareholders that are treated as dividends for U.S. federal income tax purposes.  In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

3) The first paragraph in the Prospectus in the section “DIVIDENDS, DISTRIBUTIONS AND TAXES – Dividends and Distributions” is deleted and replaced with the following:

The Fund intends to declare and pay a fixed rate semi-annual distribution (May and November) to shareholders. To the extent such distributions exceed the Fund’s current and accumulated earnings and profits, a portion of such distribution is expected to be characterized as return of capital distributions generated from the Fund’s holdings. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. Return of capital distributions will generally not be taxable to a shareholder for U.S. federal income tax purposes to the extent of the shareholder’s tax basis in the shareholder’s shares in the Fund, however, such distributions will reduce the shareholder’s tax basis in the shareholder’s shares in the Fund (but not below zero), which could result in the shareholder having to pay higher taxes in the future when shares are sold, even if the shareholder sells the shares at a loss from the shareholder’s original investment. Income dividends and capital gains distributions are generally taxable to the shareholder whether received in cash or reinvested in shares for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

4) The first sentence in the Prospectus in the section “DIVIDENDS, DISTRIBUTIONS AND TAXES – U.S. Federal Income Taxes – MLP Equity Securities” is deleted and replaced with the following:

The Fund invests in securities and other assets of energy and energy related companies, including MLPs, equity securities, fixed income securities, open-end and closed-end investment companies, ETFs and certain private equity and debt investments as described in this Prospectus (and in the SAI). MLPs are generally treated as partnerships for U.S. federal income tax purposes.

5) The following is added to the Prospectus in the section “DIVIDENDS, DISTRIBUTIONS AND TAXES” after “U.S. Federal Income Taxes”:

Taxation as a Regulated Investment Company

The Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not have to pay corporate-level federal income taxes on any income that the Fund distributes to its stockholders from its earnings and profits, as determined for U.S. federal income tax purposes. To qualify for and maintain

2

its qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, in order to obtain RIC tax treatment, the Fund must distribute to its stockholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally its net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses, or the Annual Distribution Requirement.

If the Fund:

•	qualifies as a RIC; and

•	satisfies the Annual Distribution Requirement,

then it will not be subject to federal income tax on the portion of its income that it distributes (or is deemed to distribute) to stockholders. The Fund will be subject to U.S. federal income tax at the regular corporate rates on any income or capital gains not distributed (or deemed distributed) to its stockholders.

The Fund will be subject to a 4% nondeductible federal excise tax on certain undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its net ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending on October 31 during that calendar year and (3) any income recognized, but not distributed, in preceding years and on which it paid no U.S. federal income tax, or the Excise Tax Avoidance Requirement. The Fund generally will endeavor in each taxable year to avoid any U.S. federal excise tax on its earnings.

In order to qualify as a RIC for U.S. federal income tax purposes, the Fund, among other things, must:

•	continue to qualify under the 1940 Act at all times during each taxable year;

•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, gains from the sale of stock or other securities, net income from certain “qualified publicly-traded partnerships,” or other income derived with respect to its business of investing in such stock or securities, or the 90% Income Test; and

•	diversify its holdings so that at the end of each quarter of the taxable year:

•	at least 50% of the value of its assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and

•	no more than 25% of the value of its assets is invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly-traded partnerships,” or the Diversification Tests.

For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock.

3

Because any original issue discount or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its stockholders in order to satisfy the Annual Distribution Requirement, even though it will not have received any corresponding cash amount. As a result, it may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices that would not be considered advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Failure to Qualify as a RIC

If the Fund was unable to qualify for treatment as a RIC, it would be subject to tax on all of its taxable income at regular corporate rates, regardless of whether it makes any distributions to its stockholders. Distributions would not be required, and any distributions to the extent of current or accumulated earnings and profits would be taxable to its stockholders as ordinary dividend income. Subject to certain additional limitations in the Code, such distributions would be eligible for the preferential maximum rate applicable to individual stockholders. Subject to certain limitations under the Code, corporate distributees would be eligible for the dividends-received deduction with respect to such distributions. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of (and in reduction of) the stockholder’s tax basis (but not below zero), and any remaining distributions would be treated as a capital gain.

STATEMENT OF ADDITIONAL INFORMATION

All references to being treated as a C-Corp for U.S. federal income tax purposes in the Fund’s SAI are deleted in their entirety. The following revisions are also applicable to the Fund’s SAI as a result of this change:

1) The following replaces the first paragraph in the “DIVIDENDS, DISTRIBUTIONS AND TAXES – Dividends and Distributions” section of the SAI:

The Fund intends to declare and pay a fixed rate semi-annual distribution (May and November) to shareholders. To the extent such distributions exceed the Fund’s current and accumulated earnings and profits, a portion of such distribution is expected to be characterized as return of capital distributions generated from the Fund’s holdings. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. Return of capital distributions will generally not be taxable to a shareholder for U.S. federal income tax purposes to the extent of the shareholder’s tax basis in the shareholder’s shares in the Fund, however, such distributions will reduce the shareholder’s tax basis in the shareholder’s shares in the Fund (but not below zero), which could result in the shareholder having to pay higher taxes in the future when shares are sold, even if the shareholder sells the shares at a loss from the shareholder’s original investment. Income dividends and capital gains distributions are generally taxable to the shareholder whether received in cash or reinvested in shares for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

2) The following replaces “Taxation of the Fund” in the “DIVIDENDS, DISTRIBUTIONS AND TAXES – U.S. Federal Income Taxes” section of the SAI:

Taxation as a Regulated Investment Company

The Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not have to pay corporate-level federal income taxes on any income that the Fund distributes to its stockholders from its earnings and profits, as determined for U.S. federal income tax purposes. To qualify for and maintain

4

its qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, in order to obtain RIC tax treatment, the Fund must distribute to its stockholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally its net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses, or the Annual Distribution Requirement.

If the Fund:

•	qualifies as a RIC; and

•	satisfies the Annual Distribution Requirement,

then it will not be subject to federal income tax on the portion of its income that it distributes (or is deemed to distribute) to stockholders. The Fund will be subject to U.S. federal income tax at the regular corporate rates on any income or capital gains not distributed (or deemed distributed) to its stockholders.

The Fund will be subject to a 4% nondeductible federal excise tax on certain undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its net ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending on October 31 during that calendar year and (3) any income recognized, but not distributed, in preceding years and on which it paid no U.S. federal income tax, or the Excise Tax Avoidance Requirement. The Fund generally will endeavor in each taxable year to avoid any U.S. federal excise tax on its earnings.

In order to qualify as a RIC for U.S. federal income tax purposes, the Fund, among other things must:

•	continue to qualify under the 1940 Act at all times during each taxable year;
•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, gains from the sale of stock or other securities, net income from certain “qualified publicly-traded partnerships,” or other income derived with respect to its business of investing in such stock or securities, or the 90% Income Test; and
•	diversify its holdings so that at the end of each quarter of the taxable year:
•	at least 50% of the value of its assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and
•	no more than 25% of the value of its assets is invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly-traded partnerships,” or the Diversification Tests.

For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock.

Because any original issue discount or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its stockholders in order to satisfy the Annual Distribution Requirement, even though it will not have received any corresponding cash amount. As a result, it may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under

5

Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices that would not be considered advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, it would be subject to tax on all of its taxable income at regular corporate rates, regardless of whether it makes any distributions to its stockholders. Distributions would not be required, and any distributions to the extent of current or accumulated earnings and profits would be taxable to its stockholders as ordinary dividend income. Subject to certain additional limitations in the Code, such distributions would be eligible for the preferential maximum rate applicable to individual stockholders. Subject to certain limitations under the Code, corporate distributees would be eligible for the dividends-received deduction with respect to such distributions. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of (and in reduction of) the stockholder’s tax basis (but not below zero), and any remaining distributions would be treated as a capital gain.

3) The first sentence in the section “DIVIDENDS, DISTRIBUTIONS AND TAXES – U.S. Federal Income Taxes – MLP Equity Securities” is deleted and replaced with the following:

The Fund invests in securities and other assets of energy and energy related companies, including MLPs, equity securities, fixed income securities, open-end and closed-end investment companies, ETFs and certain private equity and debt investments as described in this SAI (and in the Prospectus). MLPs are generally treated as partnerships for U.S. federal income tax purposes.

Further Information

For further information, please contact the Fund toll-free at (800) 452-4892.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.